Net interest revenue	12 Months Ended
Dec. 31, 2011
Net interest revenue

Note 10—Net interest revenue

Net interest revenue
(in millions)	2011	2010	2009
Interest revenue
Non-margin loans	$681	$738	$874
Margin loans	129	88	69
Securities:
Taxable	1,949	1,944	1,718
Exempt from federal income taxes	36	25	30
Total securities	1,985	1,969	1,748
Other short-term investments-U.S. government-backed commercial paper	-	-	9
Deposits in banks	543	491	684
Deposits with the Federal Reserve and other central banks	148	49	43
Federal funds sold and securities purchased under resale agreements	28	64	31
Trading assets	74	71	50
Total interest revenue	3,588	3,470	3,508
Interest expense
Deposits in domestic offices	47	49	57
Deposits in foreign offices	194	82	115
Borrowings from Federal Reserve related to ABCP	-	-	7
Federal funds purchased and securities sold under repurchase agreements	2	43	-
Trading liabilities	32	41	22
Other borrowed funds	21	24	20
Customer payables	7	6	6
Long-term debt	301	300	366
Total interest expense	604	545	593
Net interest revenue	$2,984	$2,925	$2,915